Summary of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 Contract	Sep. 30, 2012 Contract	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010 Contract
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	2	7	7	16	19
Pre-restructuring outstanding recorded investment	$ 1,460	$ 2,398	$ 2,326	$ 7,171	$ 8,679
Post-restructuring outstanding recorded investment	1,460	2,398	2,326	7,060	8,679
Troubled debt restructuring that subsequently defaulted, Number of contracts			2	1	1
Troubled debt restructuring that subsequently defaulted, Recorded investment			127	92	480
Commercial
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	0	2	2	4	4
Pre-restructuring outstanding recorded investment	0	351	280	596	147
Post-restructuring outstanding recorded investment	0	351	280	596	147
Troubled debt restructuring that subsequently defaulted, Number of contracts			0	0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment			0	0	0
Commercial Real Estate, Land and Land Development
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	2	1	1	9	8
Pre-restructuring outstanding recorded investment	1,460	101	101	6,420	7,671
Post-restructuring outstanding recorded investment	1,460	101	101	6,420	7,671
Troubled debt restructuring that subsequently defaulted, Number of contracts			1	1	0
Troubled debt restructuring that subsequently defaulted, Recorded investment			101	92	0
Real estate, Residential
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	0	3	3	1	7
Pre-restructuring outstanding recorded investment	0	1,920	1,919	23	861
Post-restructuring outstanding recorded investment	0	1,920	1,919	23	861
Troubled debt restructuring that subsequently defaulted, Number of contracts			0	0	1
Troubled debt restructuring that subsequently defaulted, Recorded investment			0	0	480
Single-Family Interim Construction
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	0	0	0	0	0
Pre-restructuring outstanding recorded investment	0	0	0	0	0
Post-restructuring outstanding recorded investment	0	0	0	0	0
Troubled debt restructuring that subsequently defaulted, Number of contracts			0	0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment			0	0	0
Agricultural
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	0	0	0	0	0
Pre-restructuring outstanding recorded investment	0	0	0	0	0
Post-restructuring outstanding recorded investment	0	0	0	0	0
Troubled debt restructuring that subsequently defaulted, Number of contracts			0	0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment			0	0	0
Consumer
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	0	1	1	2	0
Pre-restructuring outstanding recorded investment	0	26	26	132	0
Post-restructuring outstanding recorded investment	0	26	26	21	0
Troubled debt restructuring that subsequently defaulted, Number of contracts			1	0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment			26	0	0
Other Loan
Financing Receivable, Modifications [Line Items]
Number of contracts (contracts)	0	0	0	0	0
Pre-restructuring outstanding recorded investment	0	0	0	0	0
Post-restructuring outstanding recorded investment	0	0	0	0	0
Troubled debt restructuring that subsequently defaulted, Number of contracts			0	0	0
Troubled debt restructuring that subsequently defaulted, Recorded investment			$ 0	$ 0	$ 0